Parent Company Only condensed Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,001	$ 1,931	$ 13,009
Prepaid expenses and other current assets	28,837	27,586
Total current assets	35,150	53,834
Non-current assets
Total non-current assets	21,648	26,558
Total assets	56,798	80,392
Current liabilities
Accrued expenses and other payables	32,529	18,997
Short-term bank and other borrowings	5,000	11,010
Total current liabilities	99,573	83,147
Total liabilities	105,503	102,866
Shareholders' equity
Additional paid-in capital	150,455	124,062
Accumulated deficit	(179,672)	(146,194)
Accumulated other comprehensive loss	(1,904)	(2,143)
Total shareholders’ equity (deficit)	(44,311)	(22,178)
Total liabilities and shareholders’ equity (deficit)	56,798	80,392
Borqs International [Member]
Current assets
Cash and cash equivalents
Prepaid expenses and other current assets	59	10,076
Amount due from related parties	4,575	6,893
Total current assets	4,634	16,969
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(35,378)	(32,236)
Total non-current assets	(35,378)	(32,236)
Total assets	(30,744)	(15,267)
Current liabilities
Accrued expenses and other payables	10,738	6,911
Short-term bank and other borrowings
Total current liabilities	10,738	6,911
Total liabilities	10,738	6,911
Shareholders' equity
Additional paid-in capital	141,377	124,062
Accumulated deficit	(181,081)	(144,097)
Accumulated other comprehensive loss	(1,778)	(2,143)
Total shareholders’ equity (deficit)	(41,482)	(22,178)
Total liabilities and shareholders’ equity (deficit)	$ (30,744)	$ (15,267)